SHARE-BASED PAYMENT PLANS	12 Months Ended
Jun. 30, 2019
Share Based Payment Arrangements [Abstract]
Share-based payment
17.	SHARE-BASED PAYMENT PLANS

(a)	Recognized share-based payment expenses
The expense recognized for employee services received during the year is shown in the table below:

	2019		2018		2017
Expenses arising from equity-settled share-based payment transactions	A$	2,688,817	A$	1,835,157	A$	1,587,243

Total expense arising from share-based payment transactions	A$	2,688,817	A$	1,835,157	A$	1,587,243

The share-based payment plans are described below. There have been no
share-based plan forfeitures during fiscal 2019 and there has been forfeiture of one
share-based plan during fiscal 2018. Further, there have been no cancellations to any of the plans during fiscal 2019.

(b)	Types of share-based payment plans
Employee Share Option Plan (ESOP)
Share options are granted to employees under the Employee Share Option Plan at the discretion of the Board. The exercise price of the options is based on a weighted average market price of the shares preceding the date of grant. The options vest at the time of grant and the contractual life of each option granted is ten years. There are no cash settlement alternatives.
Subject to shareholder approval, options may also be granted to Directors at the discretion of the Board. The exercise price of the options is based on a weighted average market price of the shares preceding the date of grant. The options vest either at the time of grant or are subject to performance conditions at the discretion of the Board and the contractual life of each option granted is 10 years. There are no cash settlement alternatives.

(c)	Summaries of options granted under ESOP arrangements
The following table illustrates the number (No) and weighted average exercise price (WAEP) of, and movements in, share options issued during the year:

	2019 No	2019 WAEP		2018 No	2018 WAEP		2017 No	2017 WAEP
Outstanding at the beginning of the year	29,131,664	A$	0.08	24,797,286	A$	0.09	11,147,289	A$	0.14
Expired during the year	—		—	(3,937,289)		0.13	(4,710,000)		0.14
Forfeited during the year	—		—	(838,333)		0.08	(2,500,000)		0.15
Granted during the year	89,251,668		0.13	9,110,000		0.06	20,859,997		0.08
Exercised during the year	(6,860,000)		(0.07)	—		—	—		—

Outstanding at the end of the year	111,523,332	A$	0.121	29,131,664	A$	0.078	24,797,286	A$	0.084

As at the reporting date, there were 111,523,332 unissued ordinary shares under options represented by:
16,160,415 exercisable at A$0.085 expiring May 18, 2027 issued to employees on May 18, 2017.
1,072,916 exercisable at A$0.082 expiring May 26, 2027 issued to an employee on May 26, 2017.
1,038,333 exercisable at A$0.080 expiring June 27, 2027 issued to employees on June 27, 2017.
4,000,000 exercisable at A$0.063 expiring September 6, 2027 issued to an employee on September 6, 2017.
9,000,000 exercisable at A$0.057 expiring April 16, 2028 issued to employees on April 16, 2018.
3,000,000 exercisable at A$0.057 expiring April 18, 2028 issued to employees on April 18, 2018.
2,000,000 exercisable at A$0.056 expiring June 12, 2028 issued to an employee on June 12, 2018.
700,000 exercisable at A$0.057 expiring June 14, 2028 issued to employees on June 14, 2018.
3,000,000 exercisable at A$0.059 expiring June 25, 2028 issued to an employee on June 25, 2018.
14,430,000 exercisable at A$0.089 expiring November 1, 2028 issued to employees on November 1, 2018.
18,881,250 exercisable at A$0.082 expiring November 30, 2028 issued to employees on November 30, 2018.
15,000,000 exercisable at A$0.082 expiring November 30, 2028 issued to an employee on November 30, 2018.
360,000 exercisable at A$0.082 expiring November 30, 2028 issued to employees on November 30, 2018.
1,080,000 exercisable at A$0.082 expiring January 2, 2029 issued to employees on January 2, 2019.
4,910,000 exercisable at A$0.082 expiring January 2, 2029 issued to employees on January 2, 2019.
380,000 exercisable at A$0.089 expiring January 2, 2029 issued to employees on January 2, 2019.
6,866,250 exercisable at A$0.30 expiring April 1, 2029 issued to employees on April 1, 2019.
9,644,168 exercisable at A$0.42 expiring June 28, 2029 issued to employees on June 28, 2019.
Option holders do not have any right, by virtue of the option, to participate in any share issue of the Company or any related corporate body.
Shares issued as a result of the exercise of options
During the financial year and up to the date of this report, there were 6,860,000 options exercis
e
d to acquire fully paid ordinary shares in the Company.

(d)	Weighted average remaining contractual life
The weighted average remaining contractual life for the share options outstanding as at June 30, 2019 is 10 years (2018: 9.52 years and 2017: 9.39 years).

(e)	Range of exercise price
The range of exercise prices for options outstanding at the end of the year was A$0.056 – A$0.420 (2018: A$0.061 – A$0.126 and 2017: A$0.079—A$0.14).
As the range of exercise prices is wide, refer to Section (c) above for further information in assessing the number and timing of additional shares that may be issued and the cash that may be received upon exercise of those options.

(f)	Weighted average fair value
The weighted average fair value of options granted during the year was A$2,594,883 (2018: A$247,089 and 2017: A$578,879). The total fair value of the options granted during the year is A$2,594,883 (2018: A$247,089 and 2017: A$578,879).

(g)	Option pricing model: ESOP and Investor
Equity-settled transactions
The fair value of the equity-settled share options granted under the ESOP is estimated at the date of grant using a Binomial Model considering the terms and conditions upon which the options were granted.
The options issued in the period have vesting criteria based on the following performance conditions:

•	Tenure with the Company

•	Revenue target

•	FDA PMA approval of RECELL for burns

•	Initial BARDA procurement under CLIN2 of the BARDA Contract

•	US Quotation

i) On May 18, 2017, 17,910,415 options were granted to employees at an exercise price of A$0.085 expiring on May 18, 2027.
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		05/18/2017
Share price at date of grant	A$	0.08
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		1.5%
Expected life of option		3,650
Fair value at date of grant	A$	0.0754
Option exercise price (A$)	A$	0.085
At year end, 5,304,166 options were unvested.
ii) On May 26, 2017, 1,072,916 options were granted to employees at an exercise price of A$0.082 expiring on May 26, 2027.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2
Grant date		05/26/2017		05/26/2017
Share price at date of grant	A$	0.086	A$	0.086
Dividend yield (%)		0%		0%
Expected volatility (%)		90%		90%
Risk-free interest rate (%)		1.5%		1.50%
Expected life of option		3,650		3,650
Fair value at date of grant	A$	0.070	A$	0.0754
Option exercise price (A$)	A$	0.082	A$	0.082
At year end, 469,166 options were unvested.

iii) On June 27, 2017, 1,038,333 options were granted to employees at an
e
xercise price of A$0.08 expiring on June 27, 2027.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2
Grant date		06/27/2017		06/27/2017
Share price at date of grant	A$	0.067	A$	0.067
Dividend yield (%)		0%		0%
Expected volatility (%)		90%		90%
Risk-free interest rate (%)		1.50%		1.50%
Expected life of option		3,650		3,650
Fair value at date of grant	A$	0.0621	A$	0.0754
Option exercise price (A$)	A$	0.080	A$	0.080
At year end, 361,500 options were unvested.

iv) On September 6, 2017, 4,000,000 options were granted to an employee at an exercise price of A$0.063 expiring on September 6, 2027.
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		09/06/2017
Share price at date of grant	A$	0.056
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		1.5%
Expected life of option		3,650
Fair value at date of grant	A$	0.0523
Option exercise price (A$)	A$	0.063
At year end, 1,700,000 options were unvested.
v) On April 16, 2018, 9,000,000 options were granted to employees at an exercise p
r
ice of A$0.057 expiring on April 16, 2028.
The following table lists the inputs to the models used for the options granted to employees:

Grant date		04/16/2018
Share price at date of grant	A$	0.055
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057
This represents tranches
1-6,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0343
Tranche 2	A$	0.0373
Tranche 3	A$	0.0398
Tranche 4	A$	0.0417
Tranche 5	A$	0.0495
Tranche 6	A$	0.0471
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 4,440,000 options were unvested.

vi) On April 18, 2018, 3,000,000 options were granted to an emplo
y
ee at an exercise price of A$0.057 expiring on April 18, 2028.
The following table lists the inputs to the models used for the options granted to employees:

Grant date		04/18/2018
Share price at date of grant	A$	0.057
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0493
Tranche 4	A$	0.0358
Tranche 5	A$	0.0390
Tranche 6	A$	0.0417
Tranche 7	A$	0.0437
Tranche 8	A$	0.0493
Tranche 9	A$	0.0493
The above valuation includes varied vesting periods and assumes an early exercise m
u
ltiple. At year end, 2,250,000 options were unvested.
vii) On June 12, 2018, 2,000,000 options were granted to an employee at an exercise price of A$0.056 expiring on June 12, 2028.
The following table lists the inputs to the models used for the options granted to employee each year:

Grant date		06/12/2018
Share price at date of grant	A$	0.056
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.056
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0485
Tranche 2	A$	0.0485
Tranche 3	A$	0.0485
Tranche 4	A$	0.0352
Tranche 5	A$	0.0384
Tranche 6	A$	0.0409
Tranche 7	A$	0.0430
Tranche 8	A$	0.0485
Tranche 9	A$	0.0485
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 975,000 options were unvested.

viii) On June 14, 2018, 700,000 options were granted to an employee at an exercise price of A$0.057 expiring on June 14, 2028.
The following table lists the inputs to the models used for the options granted to employees:

Grant date		06/14/2018
Share price at date of grant	A$	0.058
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.057
This represents tranches
1-9,
the fair value at date of grant for each t
r
anche is as follows:

Tranche 1	A$	0.0502
Tranche 2	A$	0.0502
Tranche 3	A$	0.0502
Tranche 4	A$	0.0365
Tranche 5	A$	0.0399
Tranche 6	A$	0.0425
Tranche 7	A$	0.0446
Tranche 8	A$	0.0502
Tranche 9	A$	0.0502
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 350,000 options were unvested.
ix) On June 25, 2018, 3,000,000 options were granted to an employee at an exercise price of A$0.059 expiring on June 25, 2028.
The following table lists the inputs to the models used for the options granted to employees:

Grant date		06/25/2018
Share price at date of grant	A$	0.059
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.059
This represents tranches
1-9,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.0504	Tranche 6	A$	0.0448
Tranche 2	A$	0.0504	Tranche 7	A$	0.0504
Tranche 3	A$	0.0368	Tranche 8	A$	0.0504
Tranche 4	A$	0.0401	Tranche 9	A$	0.0504
Tranche 5	A$	0.0427
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 1,480,000 options were unvested.

x) On November 1, 2018, 17,200,000 options were granted to employees at an exercise price of A$0.089 expiring on November 1, 2028.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/1/2018		11/1/2018		11/1/2018		11/1/2018
Share price at date of grant	A$	0.093	A$	0.093	A$	0.093	A$	0.093
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0587	A$	0.0641	A$	0.683	A$	0.0716
Option exercise price (A$)	A$	0.089	A$	0.089	A$	0.089	A$	0.089
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 14,430,000 options were unvested, and 2,770,000 options were forfeited.
xi) On
November 30, 2018
, 24,851,250 options were granted to employees at an exercise price of A$0.082 expiring on
November 30, 2028
.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0514	A$	0.0561	A$	0.0599	A$	0.0628
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 18,881,250 options were unvested, and 5,970,000 options were forfeited.
xii) On
January 2, 2019
, 1,180,000 options were granted to employees at an exercise price of A$0.082 expiring on
January 2, 2023
.
The following table lists the inputs to models used for the options granted to employees each year:
.

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.045	A$	0.0488	A$	0.0519	A$	0.0543
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 1,180,000 options were unvested.

xiii) On January 2, 2019, 4,910,000 options were granted to employees at an exercise price of A$0.082 expiring on January 2, 2023.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0462	A$	0.0497	A$	0.0526	A$	0.0551
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 4,910,000 options were unvested.
xiv) On January 2, 2019, 380,000 options were granted to employees at an exercise price of A$0.082 expiring on January 2, 2029.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		01/02/2019		01/02/2019		01/02/2019		01/02/2019
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0455	A$	0.0488	A$	0.0519	A$	0.0543
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end, 380,000 options were unvested.
xv) On April 1, 2019,
6,866,250
options were granted to employees at an exercise price of A$
0.300
expiring on April 1, 2029.
The following table lists the inputs to the models used for the options granted to employees each year:

Grant date		04/01/2019
Share price at date of grant	A$	0.300
Dividend yield (%)		0%
Expected volatility (%)		90%
Risk-free interest rate (%)		2.65%
Expected life of option (days)		3,650
Option exercise price (A$)	A$	0.300
This represents tranches
1-20,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.1706	Tranche 8	A$	0.2026	Tranche 15	A$	0.1688
Tranche 2	A$	0.1834	Tranche 9	A$	0.1936	Tranche 16	A$	0.1812
Tranche 3	A$	0.1945	Tranche 10	A$	0.2030	Tranche 17	A$	0.1926
Tranche 4	A$	0.2037	Tranche 11	A$	0.1677	Tranche 18	A$	0.2022
Tranche 5	A$	0.1694	Tranche 12	A$	0.1806	Tranche 19	A$	0.2033
Tranche 6	A$	0.1823	Tranche 13	A$	0.1922	Tranche 20	A$	0.1682
Tranche 7	A$	0.1931	Tranche 14	A$	0.2014
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end,
6,866,250
options were unvested.

xvi) On November 30, 2018,
360,000
options were granted to employees at an exercise price of A$
0.082
expiring on November 30, 2028.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.0514	A$	0.0561	A$	0.0599	A$	0.0628
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end,
360,000
options were unvested.
xvii) On June 28, 2019,
9,644,168
options were granted to employees at an exercise price of A$
0.42
expiring on June 28, 2029.
The following table lists the inputs to the models used for the options granted to employees each year:

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		06/28/2019		06/28/2019		06/28/2019		06/28/2019
Share price at date of grant	A$	0.42	A$	0.42	A$	0.42	A$	0.42
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.65%		2.65%		2.65%		2.65%
Expected life of option (days)		3,650		3,650		3,650		3,650
Option exercise price (A$)	A$	0.42	A$	0.42	A$	0.42	A$	0.42
This represents tranches
1-21,
the fair value at date of grant for each tranche is as follows:

Tranche 1	A$	0.2389	Tranche 8	A$	0.2868	Tranche 15	A$	0.2751
Tranche 2	A$	0.2567	Tranche 9	A$	0.2413	Tranche 16	A$	0.2421
Tranche 3	A$	0.2732	Tranche 10	A$	0.2591	Tranche 17	A$	0.2757
Tranche 4	A$	0.2862	Tranche 11	A$	0.2745	Tranche 18	A$	0.2430
Tranche 5	A$	0.2397	Tranche 12	A$	0.2878	Tranche 19	A$	0.2606
Tranche 6	A$	0.2575	Tranche 13	A$	0.2884	Tranche 20	A$	0.2764
Tranche 7	A$	0.2738	Tranche 14	A$	0.2598	Tranche 21	A$	0.2889
The above valuation includes varied vesting periods and assumes an early exercise multiple. At year end,
9,644,168
options were unvested.

xviii) On the November 30, 2018,
15,000,000
options were granted to Dr Michael Perry at an exercise price of A$
0.082
expiring on November 30, 2028 based on the following milestones:

1.	Tenure – a total of 3,333,333 options issued but to vest over the two-year period commencing June 1,2019;

2.
Company Share Price
– a total of
5,000,001
options issued but to vest in three equal tranches subject to the Volume Weighted Average Price (VWAP) of Company share price (as at close of trade on the ASX on relevant date) achieving multiples of 2x, 3x and 4x the Company’s share price at the time of shareholder approval; and

3.	Milestone performance – a total of 2,500,000 options issued, but to vest upon the achievement of initial BARDA procurement under CLIN2 of the BARDA Contract.

4.	Vested Due to Milestone Achievement – a total of 4,166,666 options, fully vested due to prior achievement of a milestone related to FDA approval of RECELL for burns.

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2018		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		90%		90%		90%		90%
Risk-free interest rate (%)		2.59%		2.59%		2.59%		2.59%
Expected life of option (days)		3,650		3,650		3,650		3,650
Fair value at date of grant	A$	0.049	A$	0.054	A$	0.048	A$	0.052
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082	A$	0.082

	Tranche 5		Tranche 6		Tranche 7
Grant date		11/30/2018		11/30/2018		11/30/2018
Share price at date of grant	A$	0.082	A$	0.082	A$	0.082
Dividend yield (%)		0%		0%		0%
Expected volatility (%)		90%		90%		90%
Risk-free interest rate (%)		2.59%		2.59%		2.59%
Expected life of option (days)		3,650		3,650		3,650
Fair value at date of grant	A$	0.058	A$	0.071	A$	0.048
Option exercise price (A$)	A$	0.082	A$	0.082	A$	0.082
At year end, 4,166,667 options were unvested.

(h)	Long-term incentive rights
On the November 30, 2017, 50,000,000 LTI’s were issued to Dr Michael Perry based on the following milestones:

5.	Tenure – a total of 16,666,666 LTIs issued but to vest over the three-year period commencing July 1,2017;

6.
Company Share Price
– a total of 16,666,666 LTIs issued but to vest in three equal tranches subject to the Volume Weighted Average Price (VWAP) of Company share price (as at close of trade on the ASX on relevant date) achieving multiples of 2x, 3x and 4x the Company’s share price at the time of shareholder approval; and

7.	Milestone performance – a total of 16,666,668 LTIs issued, but to vest in two equal tranches with one tranche to vest upon the achievement of the following milestones:

a.	FDA PMA approval of RECELL for burns

b.	Initial BARDA procurement under CLIN2 of the BARDA Contract

	Tranche 1		Tranche 2		Tranche 3		Tranche 4
Grant date		11/30/2017		11/30/2017		11/30/2017		11/30/2017
Share price at date of grant	A$	0.061	A$	0.061	A$	0.061	A$	0.061
Exercise price	A$	nil	A$	nil	A$	nil	A$	nil
Vesting hurdle		n/a		n/a		n/a	A$	0.122
Expiry period		11/30/2027		11/30/2027		11/30/2027		11/30/2027
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		70%		70%		70%		70%
Risk-free interest rate (%)		2.47%		2.47%		2.47%		2.47%

	Tranche 5		Tranche 6		Tranche 7		Tranche 8
Grant date		11/30/2017		11/30/2017		11/30/2017		11/30/2017
Share price at date of grant	A$	0.061	A$	0.061	A$	0.061	A$	0.061
Exercise price	A$	nil	A$	nil	A$	nil	A$	nil
Vesting hurdle	A$	0.183	A$	0.244		n/a		n/a
Expiry period		11/30/2027		11/30/2027		11/30/2027		11/30/2027
Dividend yield (%)		0%		0%		0%		0%
Expected volatility (%)		70%		70%		70%		70%
Risk-free interest rate (%)		2.47%		2.47%		2.47%		2.47%